Supplemental Cash Flow Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NON-CASH INVESTING AND FINANCING ACTIVITIES
Power plant long-term service agreement		$ 2.6	$ 39.5	$ 2.3
SUPPLEMENTAL CASH FLOW INFORMATION
Interest (net of interest capitalized)	[1]	139.6	141.9	145.4
Income taxes (net of income tax refunds)		(16.0)	(5.9)	(3.4)
Interest costs capitalized		$ 18.0	$ 7.5	$ 4.2

[1]	Net of interest capitalized of $18.0 million, $7.5 million and $4.2 million in 2017, 2016 and 2015, respectively.